Collaborative Arrangements	12 Months Ended
Dec. 31, 2021
Collaborative Arrangements [Abstract]
Collaborative Arrangements
18. Collaborative Arrangements
Cooperative Research and Development Agreement
In August 2020, the Company entered into a Cooperative Research and Development Agreement (“CRADA”) with Triad National Security, LLC (“TRIAD”), Alliance for Sustainable Energy LLC (“ASE”), and Brookhaven Science Associates (“BSA”). The purpose of this project is to build a fuel cell prototype that moves this technology closer to commercial readiness which was sanctioned by the Los Alamos National Laboratory and the National Renewable Energy Laboratory. The Government’s estimated total contribution, which is provided through TRIAD’s, ASE’s, and BSA’s respective contracts with the Department of Energy is $1,200,000, subject to available funding. As a part of the CRADA, the Company is required to contribute $1,200,000 in cash and $600,000 of in-kind contributions, such as personnel salaries. The cash payments are capitalized and amortized on a straight-line basis over the life of the contract. In-kind contributions are expensed as incurred. To date, the Company has not recognized any revenue from the CRADA.
Expenses from Collaborative Arrangements
For the year ended December 31, 2021 an amount of $708,647 has been recognized in research and development expenses line on the consolidated statements of operations.